Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,902,902
Proposed Maximum Offering Price per Unit	2.54
Maximum Aggregate Offering Price	$ 14,993,371.08
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,070.58
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-3 (the "Registration Statement") shall also cover any additional shares of the common stock, $0.0001 par value per share (the "Common Stock"), of Local Bounti Corporation (the "Registrant") that become issuable with respect to the securities identified in the above table, by reason of any stock dividend, stock splits, reverse stock splits, recapitalizations, reclassifications, mergers, split-ups, reorganizations, consolidations and other capital adjustments effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (b) Consists of the resale of (i) 5,352,902 shares of Common Stock issuable upon the conversion of the Convertible Note (as defined in the Registration Statement) and (ii) 550,000 shares of Common Stock issuable upon the exercise of the Common Stock Purchase Warrant (as defined in the registration statement). (c) Estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) of the Securities Act on the basis of $2.54, the average of the high and low prices of a share of Common Stock as reported on The New York Stock Exchange on November 7, 2025.